General (Details)		Dec. 31, 2019	Dec. 31, 2018
Matrix [Member]
Disclosure Of Information About Investees [Line Items]
Percentage of ownership		48.88%	49.21%
Magic Software [Member]
Disclosure Of Information About Investees [Line Items]
Percentage of ownership		45.34%	45.21%
Sapiens [Member]
Disclosure Of Information About Investees [Line Items]
Percentage of ownership		47.91%	48.08%
Insync [Member]
Disclosure Of Information About Investees [Line Items]
Percentage of ownership		90.09%	90.09%
Michpal [Member]
Disclosure Of Information About Investees [Line Items]
Percentage of ownership		100.00%	100.00%
TSG [Member]
Disclosure Of Information About Investees [Line Items]
Percentage of ownership	[1]	50.00%	50.00%

[1]	TSG's results of operations are reflected in the Company's results of operations using the equity method of accounting.